FAIR VALUE (Detail Narrative) - CAD ($)	Dec. 31, 2021	Dec. 31, 2020
Fair value loss	$ 291,000	$ 1,329,000
Additional earn	10.00%
Received on exercise	$ 3,000,000
Investments equity interest percentage	10.00%